Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2016
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Land Use Rights

Land use rights held by the Group are amortized over the remaining term of the respective land use rights certificates.

	December 31,
	2015	2016
	RMB	RMB	US$
Cost	66,878	172,658	24,868
Accumulated amortization	(2,196)	(5,012)	(722)

Land use rights, net	64,682	167,646	24,146

Carrying Value of Land Use Rights Pledged by Group to Secure Banking Borrowings

The carrying amounts of land use rights pledged by the Group to secure banking borrowings (Note14) granted to the Group at the respective balance sheet dates were as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Land use rights	—	17,232	2,482